Rights of use of assets and lease liabilities (Details 2) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 27,628	$ 25,556	$ 32,891
Farmland [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	21,735	21,877	30,509
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	1,857	1,749	992
Machinery And Equipment [member]
Statement [Line Items]
Depreciation charge of right-of-use assets	3,248	1,103	563
Convention center
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 788	$ 827	$ 827